Structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities and nature of interests	The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2024
Assets
Trading portfolio assets	—	23,941	—	—	23,941
Financial assets at fair value through the income statement	87,546	—	—	1,295	88,841
Derivative financial instruments	—	—	6,540	—	6,540
Financial assets at fair value through other comprehensive income	—	—	—	5,571	5,571
Loans and advances at amortised cost	—	—	—	47,151	47,151
Debt securities at amortised cost	—	—	—	24,331	24,331
Reverse repurchase agreements and other similar secured lending	3,145	—	—	—	3,145
Other assets	—	—	—	—	—
Total assets	90,691	23,941	6,540	78,348	199,520
Liabilities
Derivative financial instruments	—	—	6,978	—	6,978

As at 31 December 2023
Assets
Trading portfolio assets	—	15,482	—	—	15,482
Financial assets at fair value through the income statement	74,551	—	—	1,141	75,692
Derivative financial instruments	—	—	5,685	—	5,685
Financial assets at fair value through other comprehensive income	—	—	—	838	838
Loans and advances at amortised cost	—	—	—	34,316	34,316
Debt securities at amortised cost	—	—	—	18,487	18,487
Reverse repurchase agreements and other similar secured lending	896	—	—	—	896
Other assets	—	—	—	130	130
Total assets	75,447	15,482	5,685	54,912	151,526
Liabilities
Derivative financial instruments	—	—	6,173	—	6,173
The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2024
Financial assets at fair value through the income statement	—	27	1,268	1,295	—
Financial assets at fair value through other comprehensive income	—	3,206	2,365	5,571	—
Loans and advances at amortised cost	11,103	36,048	—	47,151	—
Debt securities at amortised cost	—	—	24,331	24,331	—
Other assets	—	—	—	—	—
Total on-balance sheet exposures	11,103	39,281	27,964	78,348	—
Total off-balance sheet notional amounts	11,530	25,737	—	37,267	—
Maximum exposure to loss	22,633	65,018	27,964	115,615	—
Total assets of the entity	41,431	203,723	75,284	320,438

As at 31 December 2023
Financial assets at fair value through the income statement	—	38	1,103	1,141	907
Financial assets at fair value through other comprehensive income	—	638	200	838	—
Loans and advances at amortised cost	8,903	25,413	—	34,316	—
Debt securities at amortised cost	—	—	18,487	18,487	—
Other assets	38	88	4	130	—
Total on-balance sheet exposures	8,941	26,177	19,794	54,912	907
Total off-balance sheet notional amounts	11,947	12,600	—	24,547	—
Maximum exposure to loss	20,888	38,777	19,794	79,459	907
Total assets of the entity	35,439	165,319	108,751	309,509	8,704
Note:
1Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays sponsored entities, Refer to Note 33 Principal subsidiaries for more details on consolidation.